Revenue - Summary of Revenue by Disaggregates Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 50,852	$ 34,835
Transferred over Time
Disaggregation Of Revenue [Line Items]
Total Revenue	49,610	10,045
Transferred at Point in Time
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 1,242	$ 24,790